Fair Value Measurements	12 Months Ended
Dec. 31, 2025
Covista Retirement Plan (the "Plan")
Fair Value Measurements
Fair Value Measurements

4. Fair Value Measurements

Authoritative guidance establishes a framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The guidance defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants. The guidance also specifies a fair value hierarchy based upon the observability of inputs used in valuation techniques. Observable inputs (highest level) reflect market data obtained from independent sources, while unobservable inputs (lowest level) reflect internally developed market assumptions. In accordance with authoritative guidance, fair value measurements are classified under the following hierarchy:

Level 1 – Quoted prices for identical instruments in active markets.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs or significant value-drivers are observable in active markets.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value-drivers are unobservable.

When available, Covista uses quoted market prices to determine fair value, and such measurements are classified within Level 1. In some cases where market prices are not available, Covista makes use of observable market-based inputs to calculate fair value, in which case the measurements are classified within Level 2. If quoted or observable market prices are not available, fair value is based upon internally developed models that use, where possible, current market-based parameters such as interest rates and yield curves. These measurements are classified within Level 3.

To assess the appropriate classification of investments within the fair value hierarchy, the availability of market data is monitored. Changes in economic conditions or valuation techniques may require the transfer of investment from one fair value level to another. In such instances, the transfer is reported at the end of the reporting period. Management evaluates the significance of transfers between levels based upon the nature of the investment and size of the transfer relative to total net assets available for benefits. For the years ended December 31, 2025 and 2024, there were no transfers in or out of Levels 1, 2, or 3.

Fair value measurements of assets and liabilities are classified according to the lowest level input or value-driver that is significant to the valuation. A measurement may therefore be classified within Level 3 even though there may be significant inputs that are readily observable.

The following is a description of the valuation methodologies used for assets measured at fair value.

Money Market and Mutual Funds: Valued at the daily net asset value (“NAV”) of shares held by the Plan, which are deemed to be actively traded.

Collective Trusts: Valued at the daily published NAV per unit held by the Plan as quoted by the trusts. The NAV is based on the fair value of the underlying investments held by the trust less its liabilities and is the basis for current transactions. Participant transactions may occur daily.

Employer Common Stock: Valued at the closing price reported on the active market on which the security is traded.

The preceding methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The following tables set forth by level, within the fair value hierarchy, the Plan’s investments at fair value on a recurring basis:

As of December 31, 2025	Level 1	Level 2	Level 3	Total
Money Market and Mutual Funds	$260,503,027	$—	$—	$260,503,027
Collective Trusts	—	401,652,649	—	401,652,649
Employer Common Stock	9,908,025	—	—	9,908,025
Total	$270,411,052	$401,652,649	$—	$672,063,701

As of December 31, 2024	Level 1	Level 2	Level 3	Total
Money Market and Mutual Funds	$233,661,656	$—	$—	$233,661,656
Collective Trusts	—	335,274,580	—	335,274,580
Employer Common Stock	9,585,090	—	—	9,585,090
Total	$243,246,746	$335,274,580	$—	$578,521,326